Recoverable Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Recoverable Taxes

9. RECOVERABLE TAXES

	2018	2017
Current
ICMS (VAT)	80	71
PIS and Pasep	4	12
Cofins	21	56
Others	19	35

	124	174
Non-current
ICMS (VAT)	240	225
PIS and Pasep	—	1
Cofins	—	3
Others	2	2

	242	231

	366	405

The ICMS (VAT) credits that are reported in non-current assets arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months The transfer to non-current is made in accordance with management’s best estimate of the amounts which will likely be realized after December 31, 2019.

Credits of PIS, Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately, in accordance with Law 11,774/08.